Earnings (loss) per share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings (loss) per common share attributable to the Corporation’s shareholders
Earnings (loss) per share

(6) Earnings (loss) per share

Since the Corporation reported a net loss for the nine months ended September 30, 2021, it was required by ASC 260 to use basic weighted-average common shares outstanding when calculating diluted net loss per share for the nine months ended September 30, 2021, as the potential common shares are antidilutive. In addition, since the Corporation reported a loss from operations for the nine months ended September 30, 2021, the shares of preferred stock were not deemed to be participating securities for the nine months ended September 30, 2021, pursuant to ASC 260. The Corporation’s participating securities contractually entitle the holders of such shares to participate in dividends but do not contractually require the holders of such shares to participate in losses of the Corporation.

Net loss attributable to the Corporation’s shareholders	$5,593,035
Weighted-average common shares outstanding - basic and diluted	35,216,000
Loss per common share - basic and diluted	$(0.16)

Options to purchase 10,062,381 shares of common stock and 20,604,636 shares of preferred stock were outstanding for the nine months ended September 30, 2021 but were not included in the computation of diluted net loss per share because their impact was antidilutive.

The following table sets forth the allocation of net income attributable to the Corporation’s shareholders for the nine months ended September 30, 2020 under the two-class method:

Net income attributable to the Corporation’s shareholders	$11,673,099
Net income attributable to the Corporation’s shareholders applicable to preferred stock	4,080,661
Net income attributable to the Corporation’s shareholders applicable to common stock	$7,592,438

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic earnings per share (“EPS”) to the weighted-average common shares outstanding used in the calculation of diluted EPS for the nine months ended September 30, 2020:

Determination of shares:
Weighted-average common shares outstanding – basic	35,216,000
Assumed conversion of preferred stock	18,927,326
Dilutive effect of equity awards	4,353,350
Weighted-average common shares outstanding – diluted	58,496,676

The following table presents the calculation of basic and diluted EPS for the Corporation’s common stock for the nine months ended September 30, 2020:

Calculation of basic EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders applicable to common stock	$7,592,438
Weighted-average common shares outstanding – basic	35,216,000
Basic EPS	$0.22

Calculation of diluted EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders	$11,673,099
Weighted-average common shares outstanding – diluted	58,496,676
Diluted EPS	$0.20

(5) Earnings per share

The following table sets forth the allocation of net income attributable to the Corporation’s shareholders for the year ended December 31, 2020 under the two-class method:

Net income attributable to the Corporation’s shareholders	$20,117,773
Net income attributable to the Corporation’s shareholders applicable to preferred stock	7,134,840
Net income attributable to the Corporation’s shareholders applicable to common stock	$12,982,933

The following table reconciles the weighted-average common shares outstanding used in the calculation of basic earnings per share (“EPS”) to the weighted-average common shares outstanding used in the calculation of diluted EPS for the year ended December 31, 2020:

Determination of shares:
Weighted-average common shares outstanding - basic	35,216,000
Assumed conversion of preferred stock	19,353,143
Dilutive effect of equity awards	3,482,471
Weighted-average common shares outstanding - diluted	58,051,614

The following table presents the calculation of basic and diluted EPS for the Corporation’s common stock for the year ended December 31, 2020:

Calculation of basic EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders applicable to common stock	$12,982,933
Weighted-average common shares outstanding – basic	35,216,000
Basic EPS	$0.37

Calculation of diluted EPS attributable to the Corporation’s shareholders
Net income attributable to the Corporation’s shareholders	$20,117,773
Weighted-average common shares outstanding - diluted	58,051,614
Diluted EPS	$0.35

Since the Corporation reported a net loss for 2019, it was required by ASC 260 to use basic weighted-average common shares outstanding when calculating diluted net loss per share for the year ended December 31, 2019, as the potential common shares are antidilutive. In addition, since the Corporation reported a loss from operations for the year ended December 31, 2019, the shares of preferred stock were not deemed to be participating securities for the year ended December 31, 2019, pursuant to ASC 260. The Corporation’s participating securities contractually entitle the holders of such shares to participate in dividends but do not contractually require the holders of such shares to participate in losses of the Corporation.

In 2019, the Corporation issued shares of preferred stock, which it determined qualified as participating securities, as defined in ASC 260. Under ASC 260, securities are considered participating securities if the securities may participate in undistributed earnings with common stock, whether that participation is conditioned upon the occurrence of a specified event or not. In accordance with ASC 260, a company is required to use the two-class method when computing net income (loss) per share when a company has securities that qualify as participating securities. The two-class method is an earnings allocation formula that determines net income (loss) per share for each class of common stock and participating security according to dividends declared (or accumulated) and participation rights in undistributed earnings. The two-class method requires income (loss) available to common stockholders for the period to be allocated between common stock and participating securities based upon their respective rights to share in the earnings as if all income (loss) for the period had been distributed. Participating securities are included in the computation of basic net income (loss) per share using the two-class method. Under the two-class method, basic net income (loss) per share is computed by dividing net income (loss) attributable to the shareholders of the Corporation attributable to common stockholders by the weighted-average common shares outstanding during the period. Diluted net income (loss) per share for the Corporation’s common stock is computed using the more dilutive of the two-class method or the if-converted method.

Options to purchase 6,748,250 shares and 17,750,882 shares of preferred stock were outstanding during the year ended December 31, 2019 but were not included in the computation of diluted net loss per share because their impact was antidilutive.

Net loss attributable to the Corporation’s shareholders	$8,986,289
Weighted-average common shares outstanding - basic and diluted	35,216,000
Loss per common share - basic and diluted	$(0.26)

SAb Biotherapeutics, Inc. and subsidiaries

Notes to consolidated financial statements